Condensed Consolidated Statements of Stockholders' Equity (Unaudited) - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-In Capital	Retained Earnings
Beginning balance, shares (in shares) at Dec. 31, 2020		100
Beginning balance at Dec. 31, 2020	$ 755,286	$ 1	$ 848,262	$ (92,977)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Contribution from parent	24,000		24,000
Equity compensation - profits interests	954		(270)	1,224
Distribution to parent	(1,132)			(1,132)
Net income (loss)	180,963			180,963
Ending balance, shares (in shares) at Dec. 31, 2021		59,000,000
Ending balance at Dec. 31, 2021	960,071	$ 590	871,403	88,078
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Equity compensation - profits interests	483		(136)	619
Net income (loss)	49,555			49,555
Ending balance, shares (in shares) at Mar. 31, 2022		59,000,000
Ending balance at Mar. 31, 2022	1,010,109	$ 590	871,267	138,252
Beginning balance, shares (in shares) at Dec. 31, 2021		59,000,000
Beginning balance at Dec. 31, 2021	960,071	$ 590	871,403	88,078
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	104,356
Ending balance, shares (in shares) at Sep. 30, 2022		59,000,000
Ending balance at Sep. 30, 2022	226,910	$ 590	33,267	193,053
Beginning balance, shares (in shares) at Dec. 31, 2021		59,000,000
Beginning balance at Dec. 31, 2021	960,071	$ 590	871,403	88,078
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Contribution from parent	0
Equity compensation - profits interests	757		(214)	971
Distribution to parent	(838,000)		(838,000)
Net income (loss)	106,265			106,265
Ending balance, shares (in shares) at Dec. 31, 2022		59,000,000
Ending balance at Dec. 31, 2022	229,093	$ 590	33,189	195,314
Beginning balance, shares (in shares) at Mar. 31, 2022		59,000,000
Beginning balance at Mar. 31, 2022	1,010,109	$ 590	871,267	138,252
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Distribution to parent	(838,000)		(838,000)
Net income (loss)	8,901			8,901
Ending balance, shares (in shares) at Jun. 30, 2022		59,000,000
Ending balance at Jun. 30, 2022	181,010	$ 590	33,267	147,153
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	45,900			45,900
Ending balance, shares (in shares) at Sep. 30, 2022		59,000,000
Ending balance at Sep. 30, 2022	226,910	$ 590	33,267	193,053
Beginning balance, shares (in shares) at Dec. 31, 2022		59,000,000
Beginning balance at Dec. 31, 2022	229,093	$ 590	33,189	195,314
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Equity compensation - profits interests	686		(193)	879
Net income (loss)	(12,343)			(12,343)
Ending balance, shares (in shares) at Mar. 31, 2023		59,000,000
Ending balance at Mar. 31, 2023	217,436	$ 590	32,996	183,850
Beginning balance, shares (in shares) at Dec. 31, 2022		59,000,000
Beginning balance at Dec. 31, 2022	229,093	$ 590	33,189	195,314
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	26,940
Ending balance, shares (in shares) at Sep. 30, 2023		77,400,000
Ending balance at Sep. 30, 2023	1,171,792	$ 774	956,465	214,553
Beginning balance, shares (in shares) at Mar. 31, 2023		59,000,000
Beginning balance at Mar. 31, 2023	217,436	$ 590	32,996	183,850
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Equity compensation - profits interests	222		193	29
Distribution to parent	(42,300)		(33,189)	(9,111)
Net income (loss)	17,517			17,517
Ending balance, shares (in shares) at Jun. 30, 2023		59,000,000
Ending balance at Jun. 30, 2023	192,875	$ 590	0	192,285
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Proceeds from initial public offering, net of underwriter discount (in shares)		18,400,000
Proceeds from initial public offering, net of underwriter discount	277,840	$ 184	277,656
Offering costs	(10,823)		(10,823)
Debt novation	687,590		687,590
Equity compensation - profits interests	502			502
Equity compensation - Omnibus Plan	2,042		2,042
Net income (loss)	21,766			21,766
Ending balance, shares (in shares) at Sep. 30, 2023		77,400,000
Ending balance at Sep. 30, 2023	$ 1,171,792	$ 774	$ 956,465	$ 214,553